Balance Sheet Components (Details) - Schedule of Accrued Expenses - CAD ($) $ in Thousands	May 31, 2024	May 31, 2023
Schedule of Accrued Expenses [Abstract]
Accrued professional fees	$ 406
Accrued employee costs	84	48
Other accrued expenses	84
Total Accrued expenses	$ 574	$ 48